Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) (Imported) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components
Accrued payroll expenses	$ 8,843	$ 10,537	$ 9,335
Accrued manufacturing costs	3,977	3,344	444
Accrued professional and consulting fees	3,269	5,572	1,504
Accrued warranty costs	3,196	4,322	3,531
Restructuring liabilities	70
Legal proceedings accrual	2,440
Accrued taxes	961	944	950
Refund liabilities		4,878
Other	1,060	1,563	1,679
Total accrued expense and other current liabilities	$ 23,816	$ 31,160	$ 17,443